Risk Management (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
VaR | Interest rate
VaR Internal Model - Regulatory Portfolio
Risk Factors	R$ 8,131	R$ 37,659
VaR | Exchange rate
VaR Internal Model - Regulatory Portfolio
Risk Factors	5,666	7,715
VaR | Commodity price (Commodities)
VaR Internal Model - Regulatory Portfolio
Risk Factors	8,194	1,110
VaR | Equities
VaR Internal Model - Regulatory Portfolio
Risk Factors	3,355	2,065
VaR | Correlation/diversification effect
VaR Internal Model - Regulatory Portfolio
Risk Factors	(7,569)	36,429
VaR | VaR at the end of the year
VaR Internal Model - Regulatory Portfolio
Risk Factors	17,777	84,978
VaR | Average VaR in the year
VaR Internal Model - Regulatory Portfolio
Risk Factors	69,852	87,358
VaR | Minimum VaR in the year
VaR Internal Model - Regulatory Portfolio
Risk Factors	17,777	24,945
VaR | Maximum VaR in the year
VaR Internal Model - Regulatory Portfolio
Risk Factors	252,797	369,342
Stressed | Interest rate
VaR Internal Model - Regulatory Portfolio
Risk Factors	47,851	48,400
Stressed | Exchange rate
VaR Internal Model - Regulatory Portfolio
Risk Factors	20,959	17,300
Stressed | Commodity price (Commodities)
VaR Internal Model - Regulatory Portfolio
Risk Factors	14,704	200
Stressed | Equities
VaR Internal Model - Regulatory Portfolio
Risk Factors	4,844	7,400
Stressed | Correlation/diversification effect
VaR Internal Model - Regulatory Portfolio
Risk Factors	33,180	240
Stressed | VaR at the end of the year
VaR Internal Model - Regulatory Portfolio
Risk Factors	121,538	73,540
Stressed | Average VaR in the year
VaR Internal Model - Regulatory Portfolio
Risk Factors	117,946	107,059
Stressed | Minimum VaR in the year
VaR Internal Model - Regulatory Portfolio
Risk Factors	57,523	26,803
Stressed | Maximum VaR in the year
VaR Internal Model - Regulatory Portfolio
Risk Factors	R$ 231,080	R$ 236,895